PERPETUAL CARE TRUSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
PERPETUAL CARE TRUSTS
8.	PERPETUAL CARE TRUSTS

At March 31, 2020 and December 31, 2019, the Company’s perpetual care trusts consisted of investments in debt and equity marketable securities and cash equivalents, both directly as well as through mutual and investment funds.

All of these investments are carried at fair value. All of the investments subject to the fair value hierarchy are considered either Level 1 or Level 2 assets pursuant to the three-level hierarchy described in Note 14 Fair Value of Financial Instruments. There were no Level 3 assets. The perpetual care trusts are VIEs for which the Company is the primary beneficiary.

A reconciliation of the Company’s perpetual care trust activities for the three months ended March 31, 2020 and 2019 is presented below (in thousands):

	Three months ended March 31,
	2020	2019
Balance—beginning of period	$343,619	$330,562
Contributions	1,952	1,983
Distributions	(6,294)	(4,403)
Interest and dividends	6,624	5,148
Capital gain distributions	99	114
Realized gains and losses, net	163	977
Other than temporary impairment	—	(713)
Taxes	(37)	4
Fees	(913)	(704)
Unrealized change in fair value	(38,464)	11,857

Total	306,749	344,825
Less: Assets held for sale	(21,917)	—
Balance—end of period	$284,832	$344,825

During the three months ended March 31, 2020 and 2019, purchases of available for sale securities were approximately $5.4 million and $35.3 million, respectively. During the three months ended March 31, 2020 and 2019, sales, maturities and paydowns of available for sale securities were approximately $4.4 million and $31.9 million, respectively. Cash flows from perpetual care trust related contracts are presented as operating cash flows in Company’s unaudited condensed consolidated statements of cash flows.

The cost and market value associated with the assets held in the perpetual care trusts as of March 31, 2020 and December 31, 2019 were as follows (in thousands):

March 31, 2020	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$32,403	$—	$—	$32,403
Fixed maturities:
U.S. governmental securities	2	1,072	90	(58)	1,104
Corporate debt securities	2	2,751	19	(177)	2,593

Total fixed maturities		3,823	109	(235)	3,697

Mutual funds—debt securities	1	17,631	58	(1,178)	16,511
Mutual funds—equity securities	1	16,964	605	(6,724)	10,845
Other investment funds(1)		230,401	12,474	(16,219)	226,656
Equity securities	1	35,467	51	(18,272)	17,246
Other invested assets	2	(609)	—	—	(609)

Total investments		$336,080	$13,297	$(42,628)	$306,749

Less: Assets held for sale		(24,002)	(101)	2,186	(21,917)

Total		$312,078	$13,196	$(40,442)	$284,832

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of March 31, 2020 there were $56.4 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$50,358	$—	$—	$50,358
Fixed maturities:
U.S. governmental securities	2	1,069	32	(52)	1,049
Corporate debt securities	2	2,020	22	(142)	1,900

Total fixed maturities		3,089	54	(194)	2,949

Mutual funds—debt securities	1	49,963	1,439	(38)	51,364
Mutual funds—equity securities	1	16,698	1,617	(66)	18,249
Other investment funds(1)		186,355	10,526	(5,472)	191,409
Equity securities	1	30,423	1,333	(12)	31,744
Other invested assets	2	16	—	—	16

Total investments		$336,902	$14,969	$(5,782)	$346,089

Less: Assets held for sale		(2,416)	(54)	—	(2,470)

Total		$334,486	$14,915	$(5,782)	$343,619

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019 there were $62.4 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The contractual maturities of debt securities as of March 31, 2020 and December 31, 2019, were as follows (in thousands):

March 31, 2020	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$85	$168	$780	$70
Corporate debt securities	214	2,018	362	—

Total fixed maturities	$299	$2,186	$1,142	$70

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$60	$192	$684	$114
Corporate debt securities	294	1,522	84	—

Total fixed maturities	$354	$1,714	$768	$114

Temporary Declines in Fair Value

The Company evaluates declines in fair value below cost of each individual asset held in the perpetual care trusts on a quarterly basis.

An aging of unrealized losses on the Company’s investments in debt and equity securities within the perpetual care trusts as of March 31, 2020 and December 31, 2019 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
March 31, 2020	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$1,002	$58	$1,002	$58
Corporate debt securities	1,759	70	1,829	107	3,588	177

Total fixed maturities	1,759	70	2,831	165	4,590	235

Mutual funds—debt securities	12,800	1,016	19	162	12,819	1,178
Mutual funds—equity securities	7,476	6,517	7	207	7,483	6,724
Other investment funds	58,418	16,219	—	—	58,418	16,219
Equity securities	17,006	18,259	5	13	17,011	18,272
Other invested assets	—	—	9	—	9	—

Total	$97,459	$42,081	$2,871	$547	$100,330	$42,628

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$291	$4	$942	$48	$1,233	$52
Corporate debt securities	463	46	1,887	96	2,350	142

Total fixed maturities	754	50	2,829	144	3,583	194

Mutual funds—debt securities	2,856	38	—	—	2,856	38
Mutual funds—equity securities	566	66	—	—	566	66
Other investment funds	53,426	5,472	—	—	53,426	5,472
Equity securities	121	12	—	—	121	12

Total	$57,723	$5,638	$2,829	$144	$60,552	$5,782

For all securities in an unrealized loss position, the Company evaluated the severity of the impairment and length of time that a security has been in a loss position and concluded the decline in fair value below the asset’s cost was temporary in nature. In addition, the Company is not aware of any circumstances that would prevent the future market value recovery for these securities.

Other-Than-Temporary Impairment of Trust Assets

The Company assesses its perpetual care trust assets for other-than-temporary declines in fair value on a quarterly basis. During the three months ended March 31, 2020, the Company determined, based on its review, that there were no other-than-temporary impairments to the investment portfolio in the perpetual care trusts. It is reasonably possible that continued declines could change the Company’s conclusion regarding whether or not perpetual care trust assets are other-than-temporary impaired. During the three months ended March 31, 2019, the Company determined that there were 66 securities with an aggregate cost basis of approximately $29.2 million and an aggregate fair value of approximately $28.5 million, resulting in an impairment of $0.7 million, with such impairment considered to be other-than-temporary due to credit indicators. Accordingly, the Company adjusted the cost basis of these assets to their current value with the offset going against the liability for perpetual care trust corpus.

8.	PERPETUAL CARE TRUSTS

At December 31, 2019 and 2018 the Company’s perpetual care trusts consisted of investments in debt and equity marketable securities and cash equivalents, both directly as well as through mutual and investment funds.

All of these investments are carried at fair value. All of the investments subject to the fair value hierarchy are considered either Level 1 or Level 2 assets pursuant to the three-level hierarchy described in Note 18 Fair Value of Financial Instruments. There were no Level 3 assets in the Company’s perpetual care trusts. The perpetual care trusts are VIEs for which the Company is the primary beneficiary.

A reconciliation of the Company’s perpetual care trust activities for the year ended December 31, 2019 and 2018 is presented below (in thousands):

	Year ended December 31,
	2019	2018
Balance—beginning of period	$330,562	$339,928
Contributions	7,575	13,162
Distributions	(20,598)	(18,390)
Interest and dividends	20,201	22,198
Capital gain distributions	2,112	808
Realized gains and losses, net	3,121	473
Other than temporary impairment	(3,941)	(18,038)
Taxes	(547)	(237)
Fees	(3,176)	(4,412)
Unrealized change in fair value	10,780	(4,930)

Total	346,089	330,562
Less: Assets held for sale	(2,470)	—

Balance—end of period	$343,619	$330,562

During the year ended December 31, 2019 and 2018, purchases of available for sale securities were approximately $46.4 million and $59.4 million, respectively. During the year ended December 31, 2019 and 2018, sales, maturities and paydowns of available for sale securities were approximately $29.0 million and $51.1 million, respectively. Cash flows from perpetual care trust related contracts are presented as operating cash flows in the Company’s consolidated statements of cash flows.

The cost and market value associated with the assets held in the perpetual care trusts as of December 31, 2019 and 2018 were as follows (in thousands):

December 31, 2019	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$50,358	$—	$—	$50,358
Fixed maturities:
U.S. governmental securities	2	1,069	32	(52)	1,049
Corporate debt securities	2	2,020	22	(142)	1,900

Total fixed maturities		3,089	54	(194)	2,949

Mutual funds—debt securities	1	49,963	1,439	(38)	51,364
Mutual funds—equity securities	1	16,698	1,617	(66)	18,249
Other investment funds(1)		186,355	10,526	(5,472)	191,409
Equity securities	1	30,423	1,333	(12)	31,744
Other invested assets	2	16	—	—	16

Total investments		$336,902	$14,969	$(5,782)	$346,089

Less: Assets held for sale		(2,416)	(54)	—	(2,470)

Total		$334,486	$14,915	$(5,782)	$343,619

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from one to seven years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2019 there were $62.4 million in unfunded investment commitments to the private credit funds, which are callable at any time.

December 31, 2018	Fair Value Hierarchy Level	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments	1	$12,835	$—	$—	$12,835
Fixed maturities:
U.S. governmental securities	2	960	4	(121)	843
Corporate debt securities	2	4,883	161	(321)	4,723

Total fixed maturities		5,843	165	(442)	5,566

Mutual funds—debt securities	1	108,451	227	(837)	107,841
Mutual funds—equity securities	1	19,660	304	(142)	19,822
Other investment funds(1)		165,284	3,039	(4,607)	163,716
Equity securities	1	20,025	826	(145)	20,706
Other invested assets	2	56	20	—	76

Total investments		$332,154	$4,581	$(6,173)	$330,562

(1)

Other investment funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Company’s consolidated balance sheet. This asset class is composed of fixed income funds and equity funds, which have a redemption period ranging from 1 to 30 days, and private credit funds, which have lockup periods ranging from two to eight years with three potential one year extensions at the discretion of the funds’ general partners. As of December 31, 2018 there were $94.5 million in unfunded investment commitments to the private credit funds, which are callable at any time.

The contractual maturities of debt securities as of December 31, 2019 and December 31, 2018, were as follows below (in thousands):

December 31, 2019	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$60	$192	$684	$114
Corporate debt securities	294	1,522	84	—

Total fixed maturities	$354	$1,714	$768	$114

December 31, 2018	Less than 1 year	1 year through 5 years	6 years through 10 years	More than 10 years
U.S. governmental securities	$—	$416	$395	$32
Corporate debt securities	705	3,702	265	51

Total fixed maturities	$705	$4,118	$660	$83

Temporary Declines in Fair Value

The Company evaluates declines in fair value below cost of each individual asset held in the perpetual care trusts on a quarterly basis.

An aging of unrealized losses on the Company’s investments in debt and equity securities within the perpetual care trusts as of December 31, 2019 and 2018 is presented below (in thousands):

	Less than 12 months		12 months or more		Total
December 31, 2019	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$291	$4	$942	$48	$1,233	$52
Corporate debt securities	463	46	1,887	96	2,350	142

Total fixed maturities	754	50	2,829	144	3,583	194

Mutual funds—debt securities	2,856	38	—	—	2,856	38
Mutual funds—equity securities	566	66	—	—	566	66
Other investment funds	53,426	5,472	—	—	53,426	5,472
Equity securities	121	12	—	—	121	12

Total	$57,723	$5,638	$2,829	$144	$60,552	$5,782

	Less than 12 months		12 months or more		Total
December 31, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities:
U.S. governmental securities	$—	$—	$790	$121	$790	$121
Corporate debt securities	405	15	2,902	306	3,307	321

Total fixed maturities	405	15	3,692	427	4,097	442

Mutual funds—debt securities	21,867	591	2,814	246	24,681	837
Mutual funds—equity securities	1,382	141	—	1	1,382	142
Other investment funds	101,536	4,607	—	—	101,536	4,607
Equity securities	241	16	583	129	824	145

Total	$125,431	$5,370	$7,089	$803	$132,520	$6,173

For all securities in an unrealized loss position, the Company evaluated the severity of the impairment and length of time that a security has been in a loss position and concluded the decline in fair value below the asset’s cost was temporary in nature. In addition, the Company is not aware of any circumstances that would prevent the future market value recovery for these securities.

Other-Than-Temporary Impairment of Trust Assets

The Company assesses its perpetual care trust assets for other-than-temporary declines in fair value on a quarterly basis. During the year ended December 31, 2019, the Company determined that there were 79 securities with an aggregate cost basis of approximately $85.7 million and an aggregate fair value of approximately $81.8 million, resulting in an impairment of $3.9 million, with such impairment considered to be other-than-temporary. During the year ended December 31, 2018, the Company determined that there were 176 securities with an aggregate cost basis of approximately $181.4 million and an aggregate fair value of approximately $163.3 million, resulting in an impairment of $18.1 million, with such impairment considered to be other-than-temporary. Accordingly, the Company adjusted the cost basis of these assets to their current value with the offset going against the liability for perpetual care trust corpus in its consolidated balance sheet.